Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (13,783,660)	$ (1,946,524)	$ (3,857,024)	$ 19,585
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance costs of warrants accounted for at fair value			245,513	230,604
Loss on issuance of warrants			621,983	4,983
Gain on settlement of obligations				(845,000)
Provision for doubtful accounts		(8,174)	(8,174)	8,174
Depreciation and amortization	24,009	50,936	63,675	66,308
Fair value adjustment of warrant liabilities	2,610,465	(740,605)	(1,202,489)	(3,716,812)
Stock-based compensation	7,402,485	40,350	56,448	35,534
Amortization of patent portfolio	133,785
Changes in assets and liabilities:
Prepaid expenses and other assets	60,023	316,041	235,871	289,830
Accounts receivable		103,746	5,042	262,333
Other receivables	3,425
Accounts payable, accrued expenses and accrued salaries and benefits	(171,396)	(151,994)	193,491	(366,885)
Deferred payables	(73)	5,206	(2,594)	(33,270)
Deferred compensation				(305,000)
Net cash used in continuing operations	(3,720,937)	(2,331,018)	(3,648,258)	(4,349,616)
Net cash provided by discontinued operations	81,776	17,636	(167,429)	(10,044)
Net cash used in operating activities	(3,639,161)	(2,313,382)	(3,815,687)	(4,359,660)
Cash flow from investing activities
Cash acquired in acquisition of North South	2,684,363
Purchase of fixed assets		(1,599)	(2,309)	(2,374)
Purchase of patent portfolio	(2,001,696)
Net cash used in activities of continuing operations			(2,309)	(2,374)
Net cash provided by (used in) activities of discontinued operations			4,102	(2,478)
Net cash used in investing activities	682,667	(1,599)	1,793	(4,852)
Cash flow from financing activities
Proceeds from issuance of note payable	500,000
Proceeds from issuance of preferred stock	500,000	1,055,353
Proceeds from issuance of common stock and warrants			3,724,991	4,034,352
Issuance cost of common stock and warrants			(322,525)	(333,800)
Reverse stock split fractional share payment		(1,685)	(1,685)
Net cash provided by activities of continuing operations			3,400,781	3,700,552
Net cash provided by financing activities	1,000,000	1,053,668	3,400,781	3,700,552
Net decrease in cash and cash equivalents	(1,956,494)	(1,261,313)	(413,113)	(663,960)
Cash and cash equivalents, beginning of period	4,498,237	4,911,350	4,911,350	5,575,310
Cash and cash equivalents, end of period	2,541,743	3,650,037	4,498,237	4,911,350
Supplemental disclosures of cash flow information:
Interest paid
Income taxes paid				160,829
Non-cash financing activity:
Issuance of Series C Convertible Preferred Stock in connection with exchange of warrants	5,695,935
Conversion of Convertible Preferred Stock - Series C into common stock	23
Issuance of common stock in connection with cashless exercise of warrants	1
Issuance of common stock in connection with acquisition of patent portfolio	1,000,000
Accrued patent costs	1,000,000
Acquisition of North South Holding Prepaid expenses	(14,503)
Acquisition of North South Holding Patent portfolio	(1,100,000)
Acquisition of North South Holding Goodwill	(1,711,883)
Acquisition of North South Holding Common and preferred stock issued	5,510,749
Acquisition of North South Holding Cash acquired in acquisition of North South	$ 2,684,363